SUMMARY OF INTANGIBLE ASSETS NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Impairment	$ 1,542	$ 2,197
Net book value	7,916	12,328
Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Net book value	717	2,478
Licences [member]
IfrsStatementLineItems [Line Items]
Net book value	668	707
Technology license [member]
IfrsStatementLineItems [Line Items]
Net book value	6,531	9,143
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	16,497	16,610
Currency translation adjustments	252	(282)
Capitalized development cost		169
Cost, ending balance	16,749	16,497	16,610
Gross carrying amount [member] | Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	5,266	5,342
Currency translation adjustments	194	(245)
Capitalized development cost		169
Cost, ending balance	5,460	5,266	5,342
Gross carrying amount [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	782	819
Currency translation adjustments	58	(37)
Capitalized development cost
Cost, ending balance	840	782	819
Gross carrying amount [member] | Technology license [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	10,449	10,449
Currency translation adjustments
Capitalized development cost
Cost, ending balance	10,449	10,449	10,449
Accumulated depreciation amortisation [member]
IfrsStatementLineItems [Line Items]
Currency translation adjustments	(127)	(227)
Accumulated amortization, beginning balance	4,169	124
Amortization	3,249	2,075
Impairment	1,542	2,197
Accumulated amortization, ending balances	8,833	4,169	124
Accumulated depreciation amortisation [member] | Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Currency translation adjustments	(121)	(227)
Accumulated amortization, beginning balance	2,788	124
Amortization	534	694
Impairment	1,542	2,197
Accumulated amortization, ending balances	4,743	2,788	124
Accumulated depreciation amortisation [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Currency translation adjustments	(6)
Accumulated amortization, beginning balance	75
Amortization	103	75
Impairment
Accumulated amortization, ending balances	172	75
Accumulated depreciation amortisation [member] | Technology license [member]
IfrsStatementLineItems [Line Items]
Currency translation adjustments
Accumulated amortization, beginning balance	1,306
Amortization	2,612	1,306
Impairment
Accumulated amortization, ending balances	$ 3,918	$ 1,306